Deposits (Tables)	3 Months Ended
Jun. 30, 2025
Deposit Assets [Abstract]
Schedule of deposits [Table Text Block]
Description	June 30, 2025	March 31, 2025

ANDE*	$22,472	$6,524
Bodens Energi	290	274
Atnorth	329	310
Equipment deposits	106,533	78,647
Vattenfall AB	1,338	1,263
Brattys LLP	367	-
Deposits, gross	131,329	87,018

Equipment deposit provision, opening	(12,131)	(12,131)
Equipment deposit provision, reclassed	-	-
Equipment deposit provision	(12,131)	(12,131)
Deposits, net	$119,198	$74,887